Credit Facility - Additional Information (Details) - Line of Credit - Revolving Line of Credit - Royal Bank Of Canada - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 8,000,000
Effective interest rate (as a percent)	7.50%	6.75%
Line of credit facility, amount drawn	$ 0	$ 0
U.S. Prime Rate
Line of Credit Facility [Line Items]
Interest rate basis spread	0.30%